Document and Entity Information Document	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	YARROW BIOSCIENCE, INC
Entity Central Index Key	0001566044
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38356
Entity Tax Identification Number	45-3757789
Entity Address, Address Line One	470 James Street, Suite 007
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06513
City Area Code	203
Local Phone Number	433-7577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	YARW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false